OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
	2018	2017
Current other receivables
Prepaid expenses	1,437	603
Tax credits	1,363	127
Advances to suppliers	103	41
Settlement Pendings accounts	217	—
Guarantee deposits	24	112
Expenditure reimbursement	109	—
Financial NDF (Note 21)	750	—
Restricted funds (Note 18)	63	27
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	144	174
Receivables from sale of customer relationship	72	—
Other	806	139
Subtotal	5,088	1,223
Allowance for current other receivables	(15)	—
	5,073	1,223
Non-current other receivables
Prepaid expenses	450	45
Advances to suppliers	71	244
Tax credits	703	61
Restricted funds (Note 18)	92	—
Financial NDF (Note 21)	45	—
Regulatory Credits (Núcleo)	156	—
Guarantee deposits	46	—
Credit of indemnity for Tuves Paraguay acquisition	55	—
Receivables from sale of customer relationship	113	—
Other	3	3
Subtotal	1,734	353
Allowance for non-current other receivables	(12)	—
Total other receivables	1,722	353
	6,795	1,576

Schedule of movements in the allowances

	Years ended December 31,
	2018	2017
At the beginning of the year	—	—
Increases	(18)	—
Decreases	3	—
At the end of the year	(15)	—

Movements in the Allowance for non-current other receivables are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	—	—
Increases	(12)	—
At the end of the year	(12)	—